OSTERWEIS GROWTH & INCOME FUND – OSTVX (the “Fund”)
a series of Professionally Managed Portfolios

Supplement dated December 30, 2022 to the Summary Prospectus dated June 30, 2022

Effective December 31, 2022, Larry Cordisco is no longer a portfolio manager for the Fund, and all references to Mr. Cordisco should be disregarded. The “Portfolio Managers” section of the Summary Prospectus is hereby amended and restated as follows:

Portfolio Managers

John S. Osterweis, Chairman and Co-CIO-Core Equity, Co-Lead Portfolio Manager of the Fund since 2010
Carl P. Kaufman, Co-President, Co-Chief Executive Officer, Managing Director of Fixed Income, Co-Lead Portfolio Manager of the Fund since 2010
Gregory S. Hermanski, Vice President and Co-CIO-Core Equity – Co-Lead Portfolio Manager of the Fund since 2022
Nael Fakhry, Vice President and Co-CIO-Core Equity – Co-Lead Portfolio Manager of the Fund since 2022
Eddy Vataru, Vice President and CIO-Total Return – Portfolio Manager of the Fund since 2017
James L. Callinan, Vice President and CIO-Emerging Growth – Portfolio Manager of the Fund since June 2018
Venkatesh Reddy, Vice President and CIO-Sustainable Credit – Portfolio Manager of the Fund since 2022

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Please retain this supplement for your reference.